Property and Equipment, Net	12 Months Ended
Jun. 30, 2026
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 4 – Property and equipment, net

Property and equipment, net consist of the following:

	June 30, 2026	June 30, 2025
Leasehold improvement	$621,417	$620,625
Office furniture, equipment and others	88,850	88,736
Motor vehicles	363,804	363,340
Total	1,074,071	1,072,701
Less: accumulated depreciation	(938,959)	(857,267)
Total	$135,112	$215,434

Depreciation expense for the years ended June 30, 2026, 2025 and 2024, amounted to approximately $80,908, $77,692 and $305,780, respectively.

During the years ended June 30, 2026, 2025 and 2024, there was no disposal of property and equipment.